Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Customer trade receivables	$ 58,490	$ 62,763
Due from related parties (note 20)	156	488
Holdback receivables (note 6)	6,750	0
Other receivables	4,337	4,982
Income tax receivable	1,232	1,638
Allowance for doubtful accounts	(3,805)	(3,211)
Accounts receivable, net	$ 67,160	$ 66,660